Related Party Transactions	6 Months Ended
Jun. 30, 2024
Related party transactions [abstract]
Related party transactions

Note 12 Related party transactions

During the six-months ended June 30, 2024, the Group entered into the following related party transactions.

(a)
On April 18, 2024, 3,658,161 performance rights were granted to Chris Burns as an LTI. The performance rights (convertible to ordinary shares on a 1:1 basis) vest on December 31, 2026. The performance rights vest subject to continued employment over the vesting period, and the achievement of performance conditions. An expense of $372,371 was recognised during the six-months ended June 30, 2024 relating to these performance rights.
(b)
On April 18, 2024, 1,075,930 performance rights were granted to Rashda Buttar as an LTI. The performance rights (convertible to ordinary shares on a 1:1 basis) vest on December 31, 2026. The performance rights vest subject to continued employment over the vesting period, and the achievement of performance conditions. An expense of $98,922 was recognised during the six-months ended June 30, 2024 relating to these performance rights.
(c)
On April 18, 2024, 1,398,709 performance rights were granted to Nick Liveris as an LTI. The performance rights (convertible to ordinary shares on a 1:1 basis) vest on December 31, 2026. The performance rights vest subject to continued employment over the vesting period, and the achievement of performance conditions. An expense of $142,377 was recognised during the six-months ended June 30, 2024 relating to these performance rights.
(d)
During the six-month period ended June 30, 2024, Phillips 66 were paid fees totaling $28,284 for Mr. Suresh Vaidyanathan's services to the Group as a Director. Mr. Vaidyanathan is not permitted to receive remuneration in his personal capacity under the terms of his employment with Phillips 66 and terms of engagement with the Group. Accordingly, all fees earned by Mr. Vaidyanathan are paid directly to Phillips 66.